FINANCIAL ASSETS AND LIABILITIES - Narrative (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Share price
Disclosure of detailed information about financial instruments [line items]
Increase or decrease in share price	(5.00%)
Sensitivity Analysis, Increase In Share Price	5.00%
Sensitivity Analysis, Decrease In Share Price	5.00%
Share warrant obligations | Share price
Disclosure of detailed information about financial instruments [line items]
Impact of 5% increase in value of share price	$ 5,813,251
Impact of 5% decrease in value of share price	(5,659,857)
Share warrant obligations | Warrant Price
Disclosure of detailed information about financial instruments [line items]
Impact of 5% increase in value of share price	$ 2,181,388